DISPOSAL OF BUSINESSES - Other disposals (Details) ¥ in Thousands				1 Months Ended
	Feb. 15, 2017 CNY (¥) shareholder	Feb. 14, 2017	Jun. 30, 2016 CNY (¥)	Nov. 30, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)
Shanxi Zhongrun
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	40.00%	50.00%
Amount of equity interest subscribed	¥ 100,000
Number of other shareholders | shareholder	3
Fair value of investment in associates	¥ 100,000
Fair value gain (loss) recognized for remaining equity interest	¥ 4,000
Shanxi Zhongrun | Shanxi Zhongrun with Huarun (Coal) Group
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	20.00%
Amount of equity interest subscribed	¥ 100,000
Shanxi Zhongrun | Xishan Coal Electricity
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	20.00%
Amount of equity interest subscribed	¥ 100,000
Shanxi Zhongrun | Jin Energy Power
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	20.00%
Amount of equity interest subscribed	¥ 100,000
Zibo Trading
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)				50.00%
Gain (loss) on disposal				¥ 2,000
Ownership interest in subsidiary (in percent)				50.00%
The fair value of the remaining equity interest in subsidiary				¥ 12,000
Fair value gain (loss) recognized for remaining equity interest				¥ (2,000)
Longmen Aluminum
DISPOSAL OF BUSINESSES
Gain (loss) on disposal					¥ (26,000)
Beijing Yike
DISPOSAL OF BUSINESSES
Gain (loss) on disposal					¥ 38,000
Environmental Protection Business
DISPOSAL OF BUSINESSES
Gain (loss) on disposal			¥ 571,270